Segment reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment reporting

26. Segment reporting

The Company manages various types of business process and information technology services in an integrated manner for clients in various industries and geographic locations. The Company’s Chief Executive Officer, who has been identified as the Chief Operation Decision Maker (CODM), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenue and adjusted operating income by identified business units. The identified business units are organized for operational reasons and represent either services-based, customer-based, industry-based or geography-based units. There is significant overlap between the manner in which the business units are organized. Additionally, the composition and organization of the business units is fluid and the structure changes regularly in response to growth of the overall business, acquisitions and changes in the reporting structure, clients, services, industries served, and delivery centers.

Based on an overall evaluation of all facts and circumstances, and after combining operating segments with similar economic characteristics that comply with other aggregation criteria specified in the FASB guidance on segment reporting, the Company has determined that it operates as a single reportable segment.

Net revenues by service type are as follows:

	Year ended December 31,
	2015	2016	2017
Business process outsourcing	$1,933,095	$2,083,450	$2,264,335
Information technology services	527,949	487,306	472,594
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Revenues from clients based on the industry serviced are as follows:

	Year ended December 31,
	2015	2016	2017
Banking, financial services and insurance	$1,030,584	$1,055,704	$1,105,731
Manufacturing, including pharmaceuticals and medical equipment manufacturing	878,570	958,779	1,002,973
Technology, healthcare and other services	551,890	556,273	628,225
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Net revenues from geographic areas based on the location of the Company’s service delivery centers are as follows. A portion of net revenues attributable to India consists of net revenues for services performed by delivery centers in India or at clients’ premises outside of India by business units or personnel normally based in India.

	Year ended December 31,
	2015	2016	2017
India	$1,687,699	$1,804,113	$1,712,783
Asia, other than India	238,529	249,839	286,338
North and Latin America	304,879	282,434	455,059
Europe	229,937	234,370	282,749
Total net revenues	$2,461,044	$2,570,756	$2,736,929

Revenues from GE comprised 19%, 14% and 10% of the Company’s consolidated total net revenues in 2015, 2016 and 2017, respectively. No other customer accounted for 10% or more of the Company’s consolidated total net revenues during these periods.

26. Segment reporting (Continued)

Property, plant and equipment, net by geographic region are as follows:

	As of December 31,
	2016	2017
India	$116,417	$125,490
Asia, other than India	13,549	15,899
North and Latin America	44,633	38,438
Europe	18,619	27,203
Total	$193,218	$207,030